[redacted]

13002008

THE NASDAQ OMX GROUP

Received SEC

MAY 20 2013

Washington, DC 20549

001-35920

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

May 20, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 10, 2013 The Nasdaq Stock Market (the "Exchange") received from Mazor Robotics Ltd. (the "Registrant") a copy of the Registrant's application on Form 20-F for the registration of the following securities:

American Depository Shares each representing 2
Ordinary Shares, par value NIS 0.01 per share[1]
Ordinary shares, par value NIS 0.01 per share[2]

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

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[1] Evidenced by American Depositary Receipts.
[2] Not for trading, but only in connection with the listing of the American Depositary Shares.